Events After the Reporting Period	12 Months Ended
Jun. 30, 2024
Events After the Reporting Period [Abstract]
Events after the reporting period

Note 36. Events after the reporting period

Events after the reporting period - 2024

Subsequent to 30 June 2024, loans from shareholders, which appear in the Consolidated Entity’s Statement of Financial Position as at 30 June 2024 as current liabilities with a balance of $1,923,000, were extended further with a new maturity date of December 31, 2025.

The Company completed its Initial Public Offering (IPO) on 30 October 2024, issuing 1.3 million new shares at an issue price of US$4.00 per share and raising US$5.2 million (approximately A$7.95 million) before costs of the issue.

The Company was listed on NASDAQ on 29 October 2024.

No other matter or circumstance has arisen since 30 June 2024 that has significantly affected, or may significantly affect the Consolidated Entity’s operations, the results of those operations, or the Consolidated Entity’s state of affairs in future financial years.

Events after the reporting period - 2023

In the year after 30 June 2023, the Company has continued with work on its Initial Public Offer (IPO) and the proposed listing of its securities on the Nasdaq Capital Market (NASDAQ). On 3 August 2023, the Company lodged an updated filing with the U.S. Securities and Exchange Commission (SEC) and NASDAQ, the Prospectus for its proposed IPO. This Prospectus is currently being updated with 30 June, 2023 financials to be resubmitted to the SEC.

Since the year ended June 30, 2023 the Company has issued the following additional convertible notes (on the same terms and conditions as the previous convertible notes);

●	September 2023, $25,000

●	October 2023, $150,000

The $1,000,000 convertible note issue has now been fully subscribed and was closed in October 2023.

During October 2023, all existing shareholder loan holders agreed to extend their loans, on the same terms and conditions, with a new maturity date of December 31, 2024 and an expected amount to be paid on maturity of approximately $2,015,687.

On September 29, 2023, the Board, via a circular resolution, accepted the resignation of Suzanne Irwin as Company Secretary and appointed Craig Young as the new Company Secretary.

No other matter or circumstance has arisen since 30 June 2023 that has significantly affected, or may significantly affect the Consolidated Entity’s operations, the results of those operations, or the Consolidated Entity’s state of affairs in future financial years.